Finance And Other Receivables	12 Months Ended
Dec. 31, 2012
Finance And Other Receivables
D.	FINANCE AND OTHER RECEIVABLES

Finance and other receivables include the following:

At December 31,	2012	2011
Loans	$3,738.2	$3,114.8
Direct financing leases	2,489.3	2,187.8
Sales-type finance leases	916.8	795.8
Dealer wholesale financing	1,541.0	1,517.1
Operating lease and other trade receivables	112.0	111.0
Unearned interest: Finance leases	(369.0)	(327.8)

	$8,428.3	$7,398.7

Less allowance for losses:
Loans and leases	(112.6)	(118.5)
Dealer wholesale financing	(11.8)	(11.7)
Operating lease and other trade receivables	(5.6)	(8.8)

	$8,298.3	$7,259.7

The net activity of sales-type finance leases, dealer direct loans and dealer wholesale financing on new trucks is shown in the operating section of the Consolidated Statements of Cash Flows since those receivables finance the sale of Company inventory.

Annual minimum payments due on finance receivables are as follows:

	LOANS	FINANCE LEASES
2013	$1,229.0	$1,002.9
2014	938.9	776.1
2015	743.7	611.2
2016	499.2	450.5
2017	290.2	244.6
Thereafter	37.2	114.8

	$3,738.2	$3,200.1

Estimated residual values included with finance leases amounted to $206.0 in 2012 and $209.4 in 2011. Experience indicates substantially all of dealer wholesale financing will be repaid within one year. In addition, repayment experience indicates that some loans, leases and other finance receivables will be paid prior to contract maturity, while others may be extended or modified.

For the following credit quality disclosures, financial receivables are classified as dealer wholesale, dealer retail and customer retail segments. Customer retail receivables are further segregated between fleet and owner/operator classes. Each individual class has similar measurement attributes, risk characteristics and common methods to monitor and assess credit risk. The wholesale segment consists of truck inventory financing to PACCAR dealers. The customer retail segment consists of loans and leases directly to customers for the acquisition of commercial vehicles and related equipment. The dealer retail segment consists of loans and leases to participating dealers and franchises that use the proceeds to fund customers’ acquisition of commercial vehicles and related equipment. The fleet class consists of customer retail accounts operating more than five trucks. All other customer retail accounts are considered owner/operator.

Allowance for Credit Losses: The allowance for credit losses is summarized as follows:

	2012
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$11.7	$106.5	$12.0	$8.8	$139.0
Provision for losses	1.8	13.1	1.4	3.7	20.0
Charge-offs		(32.1)		(6.6)	(38.7)
Recoveries		7.0		.4	7.4
Currency translation and other	(1.7)	4.7		(.7)	2.3

Balance at December 31	$11.8	$99.2	$13.4	$5.6	$130.0

	2011
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$7.5	$123.4	$10.1	$4.0	$145.0
Provision for losses	5.8	19.8	1.9	13.9	41.4
Charge-offs	(1.4)	(47.3)		(10.2)	(58.9)
Recoveries		12.7		1.2	13.9
Currency translation and other	(.2)	(2.1)		(.1)	(2.4)

Balance at December 31	$11.7	$106.5	$12.0	$8.8	$139.0

*	Operating lease and other trade receivables.

	2010
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$10.5	$142.4	$10.7	$4.0	$167.6
Provision for losses	.2	53.9	(.7)	7.6	61.0
Charge-offs	(2.9)	(88.0)		(6.9)	(97.8)
Recoveries	.3	14.0		.2	14.5
Currency translation and other	(.6)	1.1	.1	(.9)	(.3)

Balance at December 31	$7.5	$123.4	$10.1	$4.0	$145.0

*	Operating lease and other trade receivables.

Information regarding finance receivables evaluated and determined individually and collectively is as follows:

		RETAIL
At December 31, 2012	WHOLESALE	CUSTOMER	DEALER	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$3.6	$67.4	$.1	$71.1
Allowance for impaired finance receivables determined individually	2.2	10.8		13.0
Recorded investment for finance receivables evaluated collectively	1,537.4	5,278.2	1,429.6	8,245.2
Allowance for finance receivables determined collectively	9.6	88.4	13.4	111.4

		RETAIL
At December 31, 2011	WHOLESALE	CUSTOMER	DEALER	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$18.4	$95.6	$.4	$114.4
Allowance for impaired finance receivables determined individually	2.2	25.6	.1	27.9
Recorded investment for finance receivables evaluated collectively	1,498.7	4,454.8	1,219.8	7,173.3
Allowance for finance receivables determined collectively	9.5	80.9	11.9	102.3

The recorded investment for finance receivables that are on non-accrual status in the wholesale segment and the fleet, owner/operator and retail dealer portfolio classes as of December 31, 2012 is $3.1, $42.8, $11.7 and $.1, respectively, and as of December 31, 2011 was $17.8, $63.6, $17.7 and $.4, respectively.

Impaired Loans: Impaired loans with no specific reserves were $6.8 and $2.5 at December 31, 2012 and 2011, respectively. Impaired loans with a specific reserve are summarized below. The impaired loans with specific reserve represent the unpaid principal balance.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Impaired loans with specific reserve	$3.6	$43.9	$6.8		$54.3
Associated allowance	(2.2)	(7.3)	(1.2)		(10.7)

Net carrying amount of impaired loans	$1.4	$36.6	$5.6		$43.6

Average recorded investment	$9.4	$35.0	$9.2		$53.6

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Impaired loans with specific reserve	$18.4	$27.9	$11.5		$57.8
Associated allowance	(2.2)	(6.0)	(2.6)		(10.8)

Net carrying amount of impaired loans	$16.2	$21.9	$8.9		$47.0

Average recorded investment	$14.4	$28.1	$13.6	$.6	$56.7

During the period the loans above were considered impaired, interest income recognized on a cash basis is as follows:

	2012	2011	2010
Interest income recognized:
Wholesale	$.1	$.4	$.1
Fleet	1.2	2.7	1.7
Owner / Operator	.8	2.0	.2

	$2.1	$5.1	$2.0

Credit Quality: The Company’s customers are principally concentrated in the transportation industry in North America, Europe and Australia. The Company’s portfolio is diversified over a large number of customers and dealers with no single customer or dealer balances representing over 4% of the total portfolio. The Company retains as collateral a security interest in the related equipment.

At the inception of each contract, the Company considers the credit risk based on a variety of credit quality factors including prior payment experience, customer financial information, credit-rating agency ratings, loan-to-value ratios and other internal metrics. On an ongoing basis, the Company monitors credit quality based on past-due status and collection experience as the Company has found a meaningful correlation between the past due status of customers and the risk of loss.

The Company has three credit quality indicators: performing, watch and at-risk. Performing accounts pay in accordance with the contractual terms and are not considered high risk. Watch accounts include accounts 31 to 90 days past due and large accounts that are performing but are considered to be high-risk. Watch accounts are not impaired. At-risk accounts are accounts that are impaired, including TDRs, accounts over 90 days past-due and other accounts on non-accrual status. The Company uses historical data and known trends to categorize each credit quality indicator. The tables below summarize the Company’s finance receivables by credit quality indicator and portfolio class.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Performing	$1,479.1	$3,878.4	$1,365.6	$1,423.3	$8,146.4
Watch	58.3	23.5	10.7	6.3	98.8
At-risk	3.6	54.7	12.7	.1	71.1

	$1,541.0	$3,956.6	$1,389.0	$1,429.7	$8,316.3

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Performing	$1,460.6	$3,051.7	$1,361.0	$1,211.1	$7,084.4
Watch	38.0	28.5	13.7	8.7	88.9
At-risk	18.4	76.1	19.5	.4	114.4

	$1,517.0	$3,156.3	$1,394.2	$1,220.2	$7,287.7

The tables below summarize the Company’s finance receivables by aging category. In determining past due status, the Company considers the entire contractual account balance past due when any installment is over 30 days past due.

Substantially all customer accounts that were greater than 30 days past due prior to credit modification became current upon modification for aging purposes.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Current and up to 30 days past due	$1,537.0	$3,934.8	$1,369.0	$1,429.7	$8,270.5
31 - 60 days past due	.5	9.4	7.9		17.8
Greater than 60 days past due	3.5	12.4	12.1		28.0

	$1,541.0	$3,956.6	$1,389.0	$1,429.7	$8,316.3

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Current and up to 30 days past due	$1,498.7	$3,095.4	$1,365.2	$1,220.2	$7,179.5
31 - 60 days past due	.5	11.2	11.9		23.6
Greater than 60 days past due	17.8	49.7	17.1		84.6

	$1,517.0	$3,156.3	$1,394.2	$1,220.2	$7,287.7

Troubled Debt Restructurings: The balance of TDRs was $38.5 and $26.0 at December 31, 2012 and 2011, respectively. At modification date, the pre-modification and post-modification recorded investment balances by portfolio class are as follows:

	2012		2011
	RECORDED INVESTMENT		RECORDED INVESTMENT
	PRE-MODIFICATION	POST-MODIFICATION	PRE-MODIFICATION	POST-MODIFICATION
Fleet	$64.0	$54.2	$27.7	$27.5
Owner / Operator	2.7	2.7	5.6	5.6

	$66.7	$56.9	$33.3	$33.1

The decrease in the post-modification recorded investment in 2012 primarily reflects a TDR of one large customer in the U.S during the fourth quarter of 2012. The restructuring resulted in a charge-off of $8.2 at December 31, 2012. A specific reserve had been provided for this exposure in prior periods. The effect on the allowance for credit losses from such modifications was not significant at December 31, 2011.

The post-modification recorded investment in finance receivables modified as TDRs during the previous twelve months that subsequently defaulted (i.e., became more than 30 days past-due) in the year ended December 31, 2012 was $19.3 and $.6 for fleet and owner/operator, respectively.

Repossessions: When the Company determines a customer is not likely to meet its contractual commitments, the Company repossesses the vehicles which serve as collateral for the loans, finance leases and equipment under operating lease. The Company records the vehicles as used truck inventory included in Financial Services other assets on the balance sheet. The balance of repossessed inventory at December 31, 2012 and 2011 is $20.9 and $16.0 respectively. Proceeds from the sales of repossessed assets were $62.2, $80.1 and $135.3 for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts are included in proceeds from asset disposals in the Consolidated Statements of Cash Flows. Write-downs of repossessed equipment on operating leases are recorded as impairments and included in Financial Services depreciation and other expense on the Consolidated Statements of Income.